Consolidated statement of cash flows - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Profit before tax		£ 1,136	£ 2,860
Adjustments for non-cash items:
Depreciation, amortisation and impairment		58	3
Net losses/(gain) from investing activities		140	(1,739)
Share of (gain)/loss in associates and joint ventures		(16)	35
Change in expected credit losses gross of recoveries and other credit impairment charges		(64)	56
Provisions including pensions		8	46
Share-based payment expense		31	29
Other non-cash items included in profit before tax		(112)	(65)
Elimination of exchange differences	[1]	2,697	5,932
Change in operating assets		(18,754)	(20,459)
Change in operating liabilities		19,534	16,934
Contributions paid to defined benefit plans		(9)	(4)
Tax paid		(796)	(645)
Net cash from operating activities		3,853	2,983
Cash flows from investing activities
Purchase of financial investments		(16,806)	(14,534)
Proceeds from the sale and maturity of financial investments		9,958	7,574
Net cash flows from the purchase and sale of property, plant and equipment and RoU		(5)	(9)
Net investment in intangible assets		(59)	(38)
Net cash outflow from investment in associates and from acquisition of businesses and subsidiaries	[2]	(953)	(1)
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[3]	(8,616)	0
Net cash from investing activities		(16,481)	(7,008)
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		1,132	0
Subordinated loan capital issued		2,226	932
Subordinated loan capital repaid		(786)	(834)
Dividends to the parent company		(182)	(816)
Dividend paid to non-controlling interests		(5)	(3)
Net cash from financing activities		2,385	(721)
Net (decrease) in cash and cash equivalents		(10,243)	(4,746)
Cash and cash equivalents at the beginning of the period		177,037	189,907
Exchange differences in respect of cash and cash equivalents		(2,784)	(5,409)
Cash and cash equivalents at the end of the period	[4]	£ 164,010	£ 179,752

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	Includes £941m of net cash outflow on acquisition of PBRS in February 2024.
[3]	Includes £8.6bn of net cash outflow on sale of our retail banking operations in France in January 2024.
[4]	Includes £83m (1H23: £1.1bn) of cash and cash equivalents classified as held for sale.